Basis of Presentation and Summary of Significant Accounting Policies (Details) - Warrant [Member] - Fair Value, Measurements, Recurring [Member] - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative liabilities - warrants	$ 498,168	$ 658,286	$ 2,198,162
Fair Value, Inputs, Level 1 [Member]
Derivative liabilities - warrants
Fair Value, Inputs, Level 2 [Member]
Derivative liabilities - warrants
Fair Value, Inputs, Level 3 [Member]
Derivative liabilities - warrants	$ 498,168	$ 658,286	$ 2,198,162